PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and equipment, net
	As of December 31,
	2016	2017

Building	$29,989	$32,002
Computer equipment and application software	18,724	17,821
Furniture and vehicles	137	312
Leasehold improvements	775	809

	$49,625	$50,944
Less: Accumulated depreciation	$(20,869)	$(21,322)
Less: Accumulated impairment loss	(90)	(90)

	$28,666	$29,532